Summary of Significant Accounting Policies (Foreign Currency Translation and Transactions) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation and Transactions [Line Items]
Foreign currency translation adjustment	$ (4,532,000)	$ 3,149,000	$ 7,543,000	$ (2,711,000)	$ 4,556,000
Other (expense) income, net
Foreign Currency Translation and Transactions [Line Items]
Foreign currency transaction (loss) gain, realized			$ (100,000)	$ 800,000	$ 3,000,000